Acquisitions and Dispositions	3 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Acquisitions and Dispositions

Note 3. Acquisitions and Dispositions

Business Review Dispositions

Sale of East Ohio

In September 2023, Dominion Energy entered into an agreement with Enbridge for the East Ohio Transaction, which includes the sale of East Ohio and is valued at approximately $6.6 billion, consisting of a purchase price of approximately $4.3 billion in cash and approximately $2.3 billion of assumed indebtedness. The purchase price will be subject to customary post-closing adjustments, including adjustments for cash, indebtedness, net working capital, capital expenditures and net regulatory assets and liabilities. Closing of the East Ohio Transaction is not conditioned upon the closing of the PSNC or Questar Gas Transactions. The sale will be treated as a stock sale for tax purposes and is expected to close in 2024, subject to clearance or approval under or by the Hart-Scott-Rodino Act, CFIUS and FCC as well as other customary closing and regulatory conditions. In November 2023, the waiting period under the Hart-Scott-Rodino Act expired. Also in November 2023, Dominion Energy submitted its initial filing request for approval by CFIUS. In October 2023, as required under the sale agreement, Dominion Energy filed a notice with the Ohio Commission. The proposed internal reorganization in connection with the East Ohio Transaction is subject to approval by the Utah and Wyoming Commissions. Dominion Energy filed for such approvals in September 2023 and received approval from the Utah Commission in November 2023.

Upon closing, Dominion Energy will retain the pension and other postretirement benefit plan assets and obligations, including related income tax and other deferred balances, associated with retiree participants in both East Ohio's union pension and other postretirement benefit plans and retiree participants of the sale entities in the Dominion Energy Pension Plan and the Dominion Energy Retiree Health and Welfare Plan. The East Ohio Transaction is subject to termination by either party if not completed by September 2024, subject to a potential three-month extension for receipt of regulatory approvals, with a termination fee of $155 million due to Dominion Energy under certain conditions. Based on the recorded balances at September 30, 2023, Dominion Energy expects to recognize a pre-tax gain of approximately $20 million ($20 million after-tax loss) upon closing, including the write-off of $1.5 billion of goodwill which is not deductible for tax purposes but excluding the effects of final closing adjustments.

At the closing of the East Ohio Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of East Ohio for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.

Sale of PSNC

In September 2023, Dominion Energy entered into an agreement with Enbridge for the PSNC Transaction, which includes the sale of PSNC and is valued at approximately $3.1 billion, consisting of a purchase price of approximately $2.2 billion in cash and approximately $1.0 billion of assumed indebtedness. The purchase price will be subject to customary post-closing adjustments, including adjustments for cash, indebtedness, net working capital, capital expenditures and net regulatory assets and liabilities. Closing of the PSNC Transaction is not conditioned upon the closing of the East Ohio or Questar Gas Transactions. The sale will be treated as a stock sale for tax purposes and is expected to close in 2024, subject to clearance or approval under or by the Hart-Scott-Rodino Act, CFIUS, FCC and North Carolina Commission as well as other customary closing and regulatory conditions. In November 2023, the waiting period under the Hart-Scott-Rodino Act expired. Also in November 2023, Dominion Energy submitted its initial filing request for approval by CFIUS. In October 2023, Dominion Energy filed for approval from the North Carolina Commission. The proposed internal reorganization in connection with the PSNC Transaction is subject to approval by the North Carolina Commission. Dominion Energy filed for such approval in September 2023.

Upon closing, Dominion Energy will retain the entirety of the assets and obligations, including related income tax and other deferred balances, of the pension and other postretirement employee benefit plans associated with the operations included in the transaction and relating to services provided through closing. The PSNC Transaction is subject to termination by either party if not completed by September 2024, subject to a potential three-month extension for receipt of regulatory approvals, with a termination fee of $78 million due to Dominion Energy under certain conditions. Based on the recorded balances at September 30, 2023, Dominion Energy expects to recognize a pre-tax gain of approximately $130 million ($290 million after-tax loss) upon closing, including the write-off of $0.7 billion of goodwill which is not deductible for tax purposes but excluding the effects of final closing adjustments.

At the closing of the PSNC Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of PSNC for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.

Sale of Questar Gas and Wexpro

In September 2023, Dominion Energy entered into an agreement with Enbridge for the Questar Gas Transaction, which includes the sale of Questar Gas, Wexpro and related affiliates and is valued at approximately $4.3 billion, consisting of a purchase price of approximately $3.0 billion in cash and approximately $1.3 billion of assumed indebtedness. The purchase price will be subject to customary post-closing adjustments, including adjustments for cash, indebtedness, net working capital, capital expenditures and net regulatory assets and liabilities. Closing of the Questar Gas Transaction is not conditioned upon the closing of the East Ohio or PSNC

Transactions. The sale will be treated as a stock sale for tax purposes and is expected to close in 2024, subject to clearance or approval under or by the Hart-Scott-Rodino Act, CFIUS, FCC and Utah and Wyoming Commissions as well as other customary closing and regulatory conditions. In November 2023, the waiting period under the Hart-Scott-Rodino Act expired. Also in November 2023, Dominion Energy submitted its initial filing request for approval by CFIUS. In October 2023, Dominion Energy filed for approvals from the Utah and Wyoming Commissions. In October 2023, Dominion Energy filed the notice with the Idaho Commission required for closing of the Questar Gas Transaction. The proposed internal reorganization in connection with the Questar Gas Transaction is subject to approval by the Utah and Wyoming Commissions. Dominion Energy filed for such approvals in September 2023 and received approval from the Utah Commission in November 2023.

Upon closing, Dominion Energy will retain the pension and other postretirement benefit plan assets and obligations, including related income tax and other deferred balances, associated with retiree participants of the sale entities in the Dominion Energy Pension Plan and the Dominion Energy Retiree Health and Welfare Plan. The Questar Gas Transaction is subject to termination by either party if not completed by September 2024, subject to a potential three-month extension for receipt of regulatory approvals, with a termination fee of $107 million due to Dominion Energy under certain conditions. Based on the recorded balances at September 30, 2023, Dominion Energy expects to recognize a pre-tax loss of approximately $10 million ($530 million after-tax loss) upon closing, including the write-off of $1.0 billion of goodwill which is not deductible for tax purposes but excluding the effects of final closing adjustments.

At the closing of the Questar Gas Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of Questar Gas and Wexpro for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.

Other Sales

In August 2023, Dominion Energy entered into an agreement and completed the sale of Tredegar Solar Fund I, LLC to Spruce Power for cash consideration of $21 million.

Financial Statement Information

The operations included in each of the East Ohio, PSNC and Questar Gas Transactions are presented as held for sale and discontinued operations within the Corporate and Other segment effective September 2023. In addition, operations associated with the other sales related to the comprehensive business review are also presented as discontinued operations within the Corporate and Other segment effective September 2023. As a result, the previously reported amounts have been recast to reflect this presentation and depreciation and amortization ceased on the applicable assets.

The following table represents selected information for each disposal group regarding the results of operations reported within discontinued operations in Dominion Energy's Consolidated Statements of Income:

	Three Months Ended March 31, 2023				Three Months Ended March 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$312	$326	$730	$1	$310	$335	$519	$2
Operating expense	216	208	579	3	218	224	388	2
Other income (expense)	8	2	1	—	7	2	—	—
Interest and related charges	15	13	16	—	3	9	10	—
Income (loss) before income taxes	89	107	136	(2)	96	104	121	—
Income tax expense (benefit)	13	24	29	(1)	14	23	26	—
Net income (loss) attributable to Dominion Energy(1)	$76	$83	$107	$(1)	$82	$81	$95	$—
(1)
Excludes $(9) million and $(4) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three months ended March 31, 2023 and 2022, respectively.

The carrying amount of major classes of assets and liabilities relating to the disposal groups, which are reported as held for sale in Dominion Energy's Consolidated Balance Sheets were as follows:

	At March 31, 2023				At December 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Current assets(1)	$476	$275	$985	$1	$544	$381	$803	$1
Property, plant and equipment, net	5,064	2,623	4,021	46	5,012	2,591	3,984	47
Other deferred charges and other assets, including goodwill(2) and intangible assets	2,642	821	1,039	—	2,629	822	1,043	—
Current liabilities	489	117	311	1	634	151	612	1
Long-term debt	2,287	798	1,245	—	2,287	798	1,245	—
Other deferred credits and liabilities	1,407	690	1,146	9	1,435	689	1,087	9
(1)
Includes cash and cash equivalents of $4 million and $6 million within the East Ohio Transaction, less than $1 million and less than $1 million within the PSNC Transaction and $35 million and $28 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively. Also includes regulatory assets of $42 million and $90 million within the East Ohio Transaction, $93 million and $95 million within the PSNC Transaction and $514 million and $273 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
(2)
Includes goodwill of $1.5 billion, $673 million and $983 million at both March 31, 2023 and December 31, 2022 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $779 million and $751 million within the East Ohio Transaction, $92 million and $93 million within the PSNC Transaction and $(27) million and $(22) million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
(3)
Includes regulatory liabilities of $52 million and $43 million within the East Ohio Transaction, $33 million and $11 million within the PSNC Transaction and $45 million and $144 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
(4)
Includes regulatory liabilities of $743 million and $749 million within the East Ohio Transaction, $437 million and $436 million within the PSNC Transaction and $506 million and $506 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.

Capital expenditures and significant noncash items relating to the disposal groups included the following:

	Three Months Ended March 31, 2023				Three Months Ended March 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$98	$44	$85	$—	$95	$43	$104	$—
Significant noncash items
Depreciation, depletion and amortization	35	22	44	1	33	21	41	1
Accrued capital expenditures	30	22	18	—	30	13	24	—

Disposition of Gas Transmission & Storage Operations

In December 2021, Dominion Energy completed the sale of the Q-Pipe Group to Southwest Gas, as discussed in Note 3 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022. In the first quarter of 2022, Dominion Energy recognized a gain of $27 million ($20 million after-tax) in discontinued operations in its Consolidated Statements of Income associated with finalization of working capital adjustments.